Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 82.0%
Administrative & Support Services: 3.2%
21,900	TTEC Holdings, Inc.	$1,481,754

Amusement, Gambling & Recreation Industries: 6.6%
45,810	Caesars Entertainment, Inc. [1]	3,120,577

Chemical Manufacturing: 3.6%
20,320	Ligand Pharmaceuticals, Inc. [1,2]	1,714,398

Computer & Electronic Product Manufacturing: 10.6%
91,690	ON Semiconductor Corp. [1,2]	2,636,088
5,470	Roper Technologies, Inc. [2]	2,335,690
		4,971,778
Credit Intermediation: 20.7%
18,650	Euronet Worldwide, Inc. [1]	2,507,306
67,890	First Hawaiian, Inc.	1,488,149
128,190	Kearny Financial Corp.	1,267,799
71,455	Open Lending Corp. - Class A	2,009,315
11,790	Visa, Inc. - Class A [2]	2,480,026
		9,752,595
Health Care Equipment Manufacturing: 18.1%
7,420	ABIOMED, Inc. [1]	2,033,822
10,490	STERIS PLC	2,033,067
9,715	Stryker Corp.	2,267,481
5,740	Teleflex, Inc.	2,196,985
		8,531,355
Insurance Carriers & Related Activities: 8.0%
26,530	eHealth, Inc. [1,2]	2,016,015
19,915	The Progressive Corp.	1,734,795
		3,750,810
Professional, Scientific & Technical Services: 3.5%
48,090	Ebix, Inc. [2]	1,635,541

Sporting & Recreation Goods: 5.4%
7,270	Pool Corp.	2,516,220

Truck Transportation: 2.3%
7,990	J.B. Hunt Transport Services, Inc.	1,080,887

TOTAL COMMON STOCKS
(Cost $27,906,911)		38,555,915

SHORT-TERM INVESTMENTS: 18.1%
Money Market Funds: 18.1%
8,515,180	Invesco Government & Agency Portfolio - Institutional Class, 0.010% [3]	8,515,180

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,515,180)		8,515,180

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 20.4%
Private Funds: 20.4%
9,580,428	Mount Vernon Liquid Assets Portfolio, 0.150% [3]	9,580,428

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $9,580,428)		9,580,428

TOTAL INVESTMENTS IN SECURITIES: 120.5%
(Cost $46,002,519)		56,651,523
Liabilities in Excess of Other Assets: (20.5)%		(9,640,616)
TOTAL NET ASSETS: 100.0%		$47,010,907

[1]	Non-income producing security.
[2]	This security or a poriton of this security was out on loan as of November 30, 2020. Total loaned securities had a value of $9,189,227 or 19.5% of net assets.
[3]	Annualized seven-day effective yield as of November 30, 2020.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The Villere Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$38,555,915	$-	$-	$38,555,915
Short-Term Investments	-	8,515,180	-	-	8,515,180
Investments Purchased with Cash Proceeds from Securities Lending*	9,580,428	-	-	-	9,580,428
Total Investments in Securities	$9,580,428	$47,071,095	$-	$-	$56,651,523

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.